Business Acquisition and Deconsolidations (Details)					1 Months Ended								12 Months Ended
	Mar. 03, 2021	Jan. 06, 2020 USD ($)	Jan. 06, 2020 INR (₨)	Dec. 03, 2019 $ / shares shares	May 31, 2021	Sep. 26, 2019 USD ($)	Sep. 26, 2019 SGD ($)	May 24, 2019 USD ($)	May 24, 2019 CNY (¥)	Aug. 20, 2018 USD ($)	Sep. 27, 2017 USD ($)	Sep. 27, 2017 CNY (¥)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Jun. 30, 2020 shares	Jan. 06, 2020 INR (₨)	Sep. 26, 2019 SGD ($)	Aug. 20, 2018 SGD ($)
Business Acquisition and Deconsolidations (Details) [Line Items]
Intangible assets estimated useful life	5 years
Business combination agreement, description					On May 31, 2021, CLPS SG entered into an agreement with Sharma Devendra Prasad to sell its 80% interests in Infogain at a cash consideration of $75,672 (SGD100,000). Sharma Devendra Prasad is the shareholder of the 20% noncontrolling interests in Infogain and was the original shareholder of the 80% interest in Infogain acquired by CLPS SG in 2019. After the disposal, the Company was no longer a shareholder of Infogain and deconsolidated Infogain’s financial results from the Company’s financial statements from June 1, 2021. The Company recognized a total gain of $9,022 (SGD 11,921) from the transaction in “Other income, net” in the consolidated statements of comprehensive income (loss) for the year ended June 30, 2021. The deconsolidation of Infogain did not meet the definition of a discontinued operation in accordance with ASC 205-20, Presentation of Financial Statements – Discontinued Operations (“ASC 205-20”), as the disposal of Infogain did not represent a shift in the Company’s strategy that has (or will have) a major effect on an entity’s operations and financial results.
Share issued (in Shares) | shares													20,293,552				15,930,330
Non controlling interest															$ 289,980	¥ 1,880,000
Total cash purchase consideration													$ 18,533	¥ 120,000
CareerWin [Member]
Business Acquisition and Deconsolidations (Details) [Line Items]
Acquisition date of fair value															1
Judge China [Member]
Business Acquisition and Deconsolidations (Details) [Line Items]
Acquisition date of fair value															$ 308,975	¥ 2,000,000
Huanyu [Member]
Business Acquisition and Deconsolidations (Details) [Line Items]
Investment											$ 150,301,000,000	¥ 1,000,000
Equity Interest								70.00%	70.00%		30.00%	30.00%
Remaining acquisiton amount								$ 66,959,000,000	¥ 462,000
Previously owned equity interest, percentage													30.00%	30.00%
Acquisition date of fair value													$ 152,312
Recognized loss or gain													$ 19,682
Infogain [Member]
Business Acquisition and Deconsolidations (Details) [Line Items]
Equity Interest										80.00%										80.00%
Purchase price										$ 420,101,000,000										$ 576,000
Intangible assets estimated useful life										3 years
Ridik Pte. and Ridik Consulting [Member]
Business Acquisition and Deconsolidations (Details) [Line Items]
Equity Interest						80.00%													80.00%
Purchase price						$ 2,462,580													$ 3,402,304
Intangible assets estimated useful life						10 years	10 years
Cash consideration						$ 2,026,043	$ 2,799,180
Common shares value						$ 436,537													$ 603,123
Share issued (in Shares) | shares				86,615
Par value per share (in Dollars per share) | $ / shares				$ 0.0001
Ridik Consulting Private Limited ("Ridik Consulting") [Member]
Business Acquisition and Deconsolidations (Details) [Line Items]
Equity Interest		100.00%																100.00%
Purchase price		$ 5,520																₨ 396,700
Fair value of net liabilities		3,839	₨ 275,800
Goodwill		$ 9,359																₨ 672,500
Acquisition of Career Win [Member] | CareerWin [Member]
Business Acquisition and Deconsolidations (Details) [Line Items]
Equity Interest															30.00%	30.00%
Total consideration acquisition															100.00%	100.00%
Acquisition of Career Win [Member] | Judge China [Member]
Business Acquisition and Deconsolidations (Details) [Line Items]
Equity Interest															70.00%	70.00%
Acquisition of Career Win [Member] | Jaji China [Member]
Business Acquisition and Deconsolidations (Details) [Line Items]
Equity Interest															30.00%	30.00%
Acquisition of Career Win [Member] | Judge HR [Member]
Business Acquisition and Deconsolidations (Details) [Line Items]
Equity Interest															30.00%	30.00%
Non controlling interest															$ 18,995	¥ 120,000
Business Combination [Member] | CareerWin [Member]
Business Acquisition and Deconsolidations (Details) [Line Items]
Equity Interest															100.00%	100.00%
Business Combination [Member] | Jaji China [Member]
Business Acquisition and Deconsolidations (Details) [Line Items]
Equity Interest															100.00%	100.00%